Perkins Discovery Fund

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
103.37%	COMMON STOCK
24.85%	BIOTECHNOLOGY
	Elutia Inc. (A)	42,500	$158,950
	MDxHealth SA(A)	32,500	77,025
	Veracyte, Inc.(A)	20,000	792,000
	Vericel Corp.(A)	15,000	823,650
			1,851,625
5.86% CONSUMER DISCRETIONARY
Magnite, Inc.(A)	20,000	318,400
Perion Network Ltd.(A)	14,000	118,580
		436,980
1.72%	FINANCIALS
	FlexShopper, Inc.(A)	75,000	128,250
9.57%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A)	6,350	351,028
	NeoGenomics, Inc.(A)	22,000	362,560
			713,588
3.07%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A)	7,500	229,200
16.86%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A)	32,500	535,600
	BioLife Solutions, Inc.(A)	12,500	324,500
	Exagen, Inc.(A)	16,500	67,650
	Myomo, Inc. (A)	13,600	87,584
	TELA Bio, Inc. (A)	80,000	241,600
			1,256,934
12.57%	HEALTH CARE SUPPORT
	Natera, Inc.(A)	5,100	807,330
	Option Care Health, Inc.(A)	4,000	92,800
	Rockwell Medical, Inc.(A)	18,181	37,089
			937,219

Perkins Discovery Fund

Schedule of Investments

December 31, 2024 (unaudited)

SharesValue

2.85% HEALTH CARE TECHNOLOGY

OptimizeRX Corp.(A)

Streamline Health Solutions, Inc.(A)

Tactile Systems Technology, Inc.(A)

14.50% INFORMATION TECHNOLOGY

Airgain, Inc.(A)

Cantaloupe, Inc.(A)

Digi International, Inc.(A)

Inuvo, Inc.(A)

11.52% SOFTWARE SERVICES

Asure Software, Inc.(A)

Backblaze, Inc.

ePlus, Inc.(A)

103.37% TOTAL COMMON STOCK

3.26% MONEY MARKET FUND

Fidelity Government Portfolio 4.38%(B)

106.63% TOTAL INVESTMENTS

(6.63%) Liabilities in excess of other assets

100.00% NET ASSETS

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2024

14,000	$68,040
8,733	32,836
6,500	111,345
212,221
14,500	102,370
40,000	380,400
10,000	302,300
457,500	295,728
1,080,798
25,000	235,250
30,000	180,600
6,000	443,280
859,130
7,705,945

243,160243,160

7,949,105

(494,396)

$ 7,454,709

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$7,705,945		$7,705,945
MONEY MARKET FUND		$243,160		$243,160
TOTAL INVESTMENTS		$7,949,105		$7,949,105

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,208,783, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,739,307
Gross unrealized depreciation	(998,985)
Net unrealized appreciation	$3,740,322